Intangible Assets, Net (Narrative) (Details) - 12 months ended Dec. 31, 2023 ₪ in Millions, $ in Millions	ILS (₪)	USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual inflation rate		2.20%
Period of inflation rate	10 years	10 years
EBITDA	₪ 391	$ 108
Minimum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	6.00%	6.00%
Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	7.25%	7.25%
CPV Group [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 105
Goodwill Increase Amount - Renewable Energies Segment		126
Gat Power Plants [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 61